Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Consolidated Statements of Comprehensive Income [abstract]
Operating revenue		¥ 169,550,624	¥ 152,459,444	[1],[2]	¥ 113,814,236	[1],[2]
Tax and levies on operations		(1,788,998)	(1,376,312)	[2]	(1,177,818)	[2]
Operating expenses
Fuel		(105,736,173)	(92,737,304)	[2]	(56,617,542)	[2]
Maintenance		(4,393,335)	(4,347,723)	[2]	(4,343,349)	[2]
Depreciation		(20,466,423)	(20,180,830)	[2]	(14,815,620)	[2]
Labor		(11,845,280)	(10,590,084)	[2]	(8,043,406)	[2]
Service fees on transmission and transformer facilities of HIPDC		(96,721)	(95,894)	[2]	(138,038)	[2]
Purchase of electricity		(4,678,431)	(3,787,032)	[2]	(3,066,415)	[2]
Others		(10,430,998)	(10,160,875)	[2]	(7,234,308)	[2]
Total operating expenses		(157,647,361)	(141,899,742)	[2]	(94,258,678)	[2]
Profit from operations		10,114,265	9,183,390	[2]	18,377,740	[2]
Interest income		234,604	198,906	[2]	147,063	[2]
Financial expenses, net
Interest expense		(10,486,412)	(9,749,004)	[1],[2]	(6,817,526)	[1],[2]
Exchange (loss)/gain and bank charges, net		(160,899)	144,359	[2]	(250,076)	[2]
Total financial expenses, net		(10,647,311)	(9,604,645)	[2]	(7,067,602)	[2]
Share of profits less losses of associates and joint ventures		1,823,415	425,215	[1],[2]	1,298,889	[1],[2]
Gain/(loss) on fair value changes of financial assets/liabilities		726,843	856,786	[2]	(12,986)	[2]
Other investment (loss)/income		(278,669)	1,742,081	[2]	1,070,034	[2]
Profit before income tax expense		1,973,147	2,801,733	[1],[2]	13,813,138	[1],[2]
Income tax expense		(643,173)	(1,217,526)	[1],[2]	(3,465,151)	[1],[2]
Net profit		1,329,974	1,584,207	[2]	10,347,987	[2]
Items that will not be reclassified to profit or loss:
Fair value changes of other equity instrument investments		1,036
Share of other comprehensive loss of investees accounted for under the equity method		(18,858)
Items that may be reclassified subsequently to profit or loss:
Fair value changes of available-for-sale financial assets	[2],[3]		281,663		(148,041)
Gain on disposal of available-for-sale financial assets reclassified to profit or loss	[2]		(1,135,356)		(741,648)
Share of other comprehensive (loss)/income of investees accounted for under the equity method		(241,587)	121,208	[2]	(180,572)	[2]
Effective portion of cash flow hedges		(503,182)	62,853	[2]	1,015,103	[2]
Translation differences of the financial statements of foreign operations		343,702	84,418	[2]	540,442	[2]
Other comprehensive (loss)/income, net of tax		(418,889)	(585,214)	[2]	485,284	[2]
Total comprehensive income		911,085	998,993	[2]	10,833,271	[2]
Net profit attributable to:
Equity holders of the Company		734,435	1,579,836	[2]	8,520,427	[2]
Non-controlling interests		595,539	4,371	[2]	1,827,560	[2]
Net profit		1,329,974	1,584,207	[2]	10,347,987	[2]
Total comprehensive income/(loss) attributable to:
Equity holders of the Company		340,101	1,023,118	[2]	9,005,227	[2]
Non-controlling interests		570,984	(24,125)	[2]	1,828,044	[2]
Total comprehensive income		¥ 911,085	¥ 998,993	[2]	¥ 10,833,271	[2]
Earnings per share attributable to the shareholders of the Company (expressed in RMB per share)
Basic and diluted		¥ 0.03	¥ 0.10	[2]	¥ 0.56	[2]

[1]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[3]	This amount arose under the accounting policies applicable prior to 1 January 2018. As part of the opening balance adjustments as at 1 January 2018 the balance of this reserve has been reclassified to fair value reserve (non-recycling) and will not be reclassified to profit or loss in any future periods. See Note 2(b)(i).